ACQUISITIONS - Spanish CSP Portfolio (Details) - Spanish CSP Portfolio € in Millions, $ in Millions		12 Months Ended
	Feb. 11, 2020 USD ($)	Dec. 31, 2021 USD ($)	Feb. 11, 2020 EUR (€) solarPowerFacility MW	Feb. 11, 2020 USD ($) solarPowerFacility MW
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%	100.00%
Number of concentrated solar power facilities | solarPowerFacility			2	2
Solar power capacity | MW			100	100
Consideration transferred, acquisition-date fair value			€ 111	$ 121
Acquisition costs (less than)	$ 1
Revenue of combined entity as if combination occurred at beginning of period		$ 99